1. Summary of Significant Accounting Policies and Use of Estimates: Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Details
Effective Income Tax Rate Reconciliation, Percent	0.00%
Federal Tax Benefit (Expense) at Statutory Rates	$ 470,006	$ 1,414,907
Operating Loss Carryforwards	3,133,376	9,432,715
Deferred Tax Assets	$ 470,006	$ 1,414,907